Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

May 31, 2020

SCE-QTLY-0720
1.870936.112

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
Bandwidth, Inc. (a)(b)	11,602	$1,286,082
Cogent Communications Group, Inc.	34,241	2,620,121
Consolidated Communications Holdings, Inc.	100,558	609,381
Iridium Communications, Inc. (a)	2,697	62,031
Ooma, Inc. (a)	37,430	469,372
PDVWireless, Inc. (a)	9,131	489,422
		5,536,409
Entertainment - 0.1%
Glu Mobile, Inc. (a)	52,903	527,972
Interactive Media & Services - 0.3%
EverQuote, Inc. Class A (a)(b)	5,818	313,707
Liberty TripAdvisor Holdings, Inc. (a)	40,760	96,805
Yelp, Inc. (a)(b)	50,533	1,098,587
Zedge, Inc. (a)	19,804	21,982
		1,531,081
Media - 0.5%
Cardlytics, Inc. (a)	15,370	1,046,543
Lee Enterprises, Inc. (a)(b)	2,736	3,037
MSG Network, Inc. Class A (a)	37,384	462,814
TechTarget, Inc. (a)	11,757	323,200
Tegna, Inc.	17,604	206,319
		2,041,913
Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	24,644	1,296,521

TOTAL COMMUNICATION SERVICES		10,933,896

CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Adient PLC (a)	36,352	618,348
Modine Manufacturing Co. (a)	21,496	115,004
Visteon Corp. (a)(b)	6,039	434,808
		1,168,160
Distributors - 0.2%
Core-Mark Holding Co., Inc.	26,566	743,317
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	7,101	223,184
Chegg, Inc. (a)	24,565	1,500,430
Collectors Universe, Inc.	11,067	246,130
Weight Watchers International, Inc. (a)	15,435	368,897
		2,338,641
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	85,649	977,255
Brinker International, Inc.	61,301	1,615,281
Dine Brands Global, Inc.	2,997	136,034
RCI Hospitality Holdings, Inc.	13,788	199,788
Scientific Games Corp. Class A (a)	56,461	888,132
Wingstop, Inc.	6,577	802,065
		4,618,555
Household Durables - 2.7%
Bassett Furniture Industries, Inc.	2,379	15,226
Cavco Industries, Inc. (a)	5,535	1,052,702
Ethan Allen Interiors, Inc.	38,779	438,203
Flexsteel Industries, Inc.	20,316	201,738
Installed Building Products, Inc. (a)	3,099	199,204
KB Home	92,238	3,051,233
La-Z-Boy, Inc.	60,623	1,559,224
M.D.C. Holdings, Inc. (b)	39,376	1,338,390
M/I Homes, Inc. (a)	73,908	2,474,440
Meritage Homes Corp. (a)	7,456	518,192
TopBuild Corp. (a)	632	72,484
TRI Pointe Homes, Inc. (a)(b)	105,988	1,517,748
		12,438,784
Internet & Direct Marketing Retail - 0.4%
PetMed Express, Inc. (b)	1,114	40,215
Shutterstock, Inc.	32,041	1,214,995
Stamps.com, Inc. (a)	2,528	500,923
The Rubicon Project, Inc. (a)	12,659	79,372
		1,835,505
Leisure Products - 0.4%
Acushnet Holdings Corp.	5,534	184,946
Johnson Outdoors, Inc. Class A	15,563	1,207,844
Malibu Boats, Inc. Class A (a)	3,483	164,154
		1,556,944
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	11,035	797,610
Group 1 Automotive, Inc. (b)	20,754	1,306,257
Haverty Furniture Companies, Inc. (b)	12,738	220,367
Lumber Liquidators Holdings, Inc. (a)	6,344	63,059
Murphy U.S.A., Inc. (a)	2,573	298,725
Office Depot, Inc.	324,798	802,251
Rent-A-Center, Inc.	70,998	1,807,609
Sally Beauty Holdings, Inc. (a)	13,465	175,584
Shoe Carnival, Inc. (b)	43,267	1,124,509
Signet Jewelers Ltd. (b)	23,293	245,741
Sleep Number Corp. (a)	50,261	1,566,635
Sonic Automotive, Inc. Class A (sub. vtg.)	43,051	1,131,380
		9,539,727
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	55,401	1,587,239
Deckers Outdoor Corp. (a)	20,098	3,668,488
Rocky Brands, Inc.	7,481	155,156
Steven Madden Ltd.	24,826	583,908
		5,994,791

TOTAL CONSUMER DISCRETIONARY		40,234,424

CONSUMER STAPLES - 4.4%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)(b)	6,671	3,767,314
Coca-Cola Bottling Co. Consolidated	10,048	2,445,985
MGP Ingredients, Inc.	8,719	327,050
		6,540,349
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)(b)	10,876	391,536
Ingles Markets, Inc. Class A	49,706	2,117,973
Natural Grocers by Vitamin Cottage, Inc. (b)	26,871	386,942
Performance Food Group Co. (a)	2,755	73,421
PriceSmart, Inc.	16,670	906,515
Rite Aid Corp. (a)(b)	67,645	888,179
Village Super Market, Inc. Class A	1,423	34,052
Weis Markets, Inc.	6,635	369,769
		5,168,387
Food Products - 0.9%
Cal-Maine Foods, Inc.	40,074	1,785,697
Darling Ingredients, Inc.(a)	1,757	40,956
Freshpet, Inc. (a)	7,764	599,226
John B. Sanfilippo & Son, Inc.	6,921	601,712
Lancaster Colony Corp.	4,250	652,205
Landec Corp. (a)	8,211	87,611
The Simply Good Foods Co. (a)	11,713	199,472
		3,966,879
Household Products - 0.5%
WD-40 Co.	12,003	2,302,776
Personal Products - 0.3%
USANA Health Sciences, Inc. (a)(b)	14,746	1,249,281
Tobacco - 0.1%
Vector Group Ltd.	49,813	569,363

TOTAL CONSUMER STAPLES		19,797,035

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Callon Petroleum Co. (a)	382,509	255,784
DHT Holdings, Inc.	225,739	1,340,890
Falcon Minerals Corp.	14,911	37,128
GasLog Ltd.	60,935	209,007
Magnolia Oil & Gas Corp. Class A (a)	24,355	135,170
Matador Resources Co. (a)	19,166	150,261
Nordic American Tanker Shipping Ltd. (b)	184,599	843,617
Teekay Tankers Ltd. (a)	24,428	424,559
World Fuel Services Corp.	5,502	140,191
		3,536,607
FINANCIALS - 16.4%
Banks - 6.3%
1st Source Corp.	14,189	490,798
Banc of California, Inc.	15,957	174,729
BancFirst Corp.	60,504	2,306,412
Bancorp, Inc., Delaware (a)	32,307	284,302
Boston Private Financial Holdings, Inc.	22,498	154,561
Brookline Bancorp, Inc., Delaware	7,283	67,732
Cadence Bancorp Class A	60,078	484,829
Capital City Bank Group, Inc.	3,627	73,809
Cathay General Bancorp	77,512	2,107,551
Centerstate Banks of Florida, Inc.	3,488	55,110
Codorus Valley Bancorp, Inc.	433	5,737
Community Bank System, Inc.	2,104	125,020
Community Trust Bancorp, Inc.	8,334	273,689
Eagle Bancorp, Inc.	3,333	107,856
Financial Institutions, Inc.	17,886	316,403
First Bancorp, North Carolina	2,439	61,999
First Bancorp, Puerto Rico	337,531	1,846,295
First Financial Bankshares, Inc.	12,942	396,543
First Interstate Bancsystem, Inc.	22,683	708,844
First of Long Island Corp.	4,501	68,730
Flushing Financial Corp.	6,653	75,445
Fulton Financial Corp.	187,057	2,096,909
Great Southern Bancorp, Inc.	28,325	1,148,862
Great Western Bancorp, Inc.	7,460	106,230
Hancock Whitney Corp.	76,705	1,658,362
Hilltop Holdings, Inc. (b)	52,605	983,187
Hope Bancorp, Inc.	17,506	166,219
IBERIABANK Corp.	1,552	65,820
Independent Bank Group, Inc.	14,561	551,571
International Bancshares Corp.	85,405	2,628,766
Investors Bancorp, Inc.	295,999	2,569,271
Lakeland Bancorp, Inc.	8,125	90,188
Lakeland Financial Corp.	7,284	310,954
Mercantil Bank Holding Corp. Class A (a)	544	7,094
Nicolet Bankshares, Inc. (a)	2,937	164,208
OFG Bancorp	46,405	563,821
Old National Bancorp, Indiana	9,700	131,823
Park National Corp.	6,488	485,757
Peapack-Gladstone Financial Corp.	13,147	247,558
Peoples Bancorp, Inc.	2,516	56,535
Republic Bancorp, Inc., Kentucky Class A	1,041	33,364
Sandy Spring Bancorp, Inc.	9,122	221,209
Sierra Bancorp	13,843	260,802
South Plains Financial, Inc.	428	5,650
South State Corp.	5,619	295,391
Southside Bancshares, Inc.	16,066	453,061
Tompkins Financial Corp. (b)	4,916	316,345
Trustmark Corp.	7,320	174,143
UMB Financial Corp.	23,950	1,228,156
United Community Bank, Inc.	18,479	361,264
Univest Corp. of Pennsylvania	7,265	119,437
Valley National Bancorp	28,057	223,895
Washington Trust Bancorp, Inc.	2,985	95,430
WesBanco, Inc.	26,528	568,230
West Bancorp., Inc.	2,360	41,630
		28,617,536
Capital Markets - 3.5%
Ares Management Corp.	7,311	276,063
Artisan Partners Asset Management, Inc.	90,412	2,619,236
Cohen & Steers, Inc.	43,408	2,758,578
Cowen Group, Inc. Class A	5,771	75,427
Federated Hermes, Inc. Class B (non-vtg.)	109,232	2,418,396
Houlihan Lokey	16,475	996,408
INTL FCStone, Inc. (a)	33,643	1,716,129
Och-Ziff Capital Management Group LLC Class A	2,231	27,977
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34,962	740,495
Piper Jaffray Companies	22,571	1,346,134
PJT Partners, Inc.	8,878	485,538
Pzena Investment Management, Inc.	7,542	30,771
Stifel Financial Corp.	4,091	195,182
Waddell & Reed Financial, Inc. Class A (b)	148,146	1,931,824
Westwood Holdings Group, Inc.	1,901	33,705
		15,651,863
Consumer Finance - 0.8%
Enova International, Inc. (a)	120,049	1,698,693
LendingClub Corp. (a)	2,859	15,296
Nelnet, Inc. Class A	43,372	2,137,806
		3,851,795
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	82,485	3,037,923
Marlin Business Services Corp.	29,304	219,487
Rafael Holdings, Inc. (a)	2,297	39,715
		3,297,125
Insurance - 2.8%
Amerisafe, Inc.	20,626	1,266,024
Crawford & Co. Class B	5,563	31,932
Donegal Group, Inc. Class A	1,760	25,080
eHealth, Inc. (a)	15,448	2,014,728
Employers Holdings, Inc.	10,359	309,631
Goosehead Insurance (a)(b)	41,531	2,489,783
Horace Mann Educators Corp.	42,320	1,545,526
Investors Title Co.	496	62,546
National General Holdings Corp.	35,303	716,651
RLI Corp. (b)	3,174	250,619
Selective Insurance Group, Inc.	47,465	2,489,539
Trupanion, Inc. (a)(b)	50,489	1,520,729
		12,722,788
Mortgage Real Estate Investment Trusts - 0.0%
Invesco Mortgage Capital, Inc.	8,187	22,678
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd. (b)	81,617	2,697,442
Farmer Mac Class C (non-vtg.)	11,412	731,852
First Defiance Financial Corp.	13,379	222,225
Northwest Bancshares, Inc.	123,881	1,233,855
Pennymac Financial Services, Inc.	7,827	262,831
Radian Group, Inc.	157,434	2,500,052
Walker & Dunlop, Inc. (b)	28,170	1,140,885
Washington Federal, Inc.	36,978	956,251
Waterstone Financial, Inc.	35,844	534,076
		10,279,469

TOTAL FINANCIALS		74,443,254

HEALTH CARE - 23.5%
Biotechnology - 10.6%
ACADIA Pharmaceuticals, Inc. (a)	37,394	1,857,734
Acceleron Pharma, Inc. (a)	9,822	970,708
ADMA Biologics, Inc. (a)	55,845	183,730
Adverum Biotechnologies, Inc. (a)(b)	18,227	376,023
Affimed NV (a)	78,946	259,732
Aimmune Therapeutics, Inc. (a)(b)	4,175	69,347
Akebia Therapeutics, Inc. (a)	30,723	357,616
Aldeyra Therapeutics, Inc. (a)	7,615	37,466
Alector, Inc. (a)	2,258	73,837
Allakos, Inc. (a)(b)	7,472	485,680
Allogene Therapeutics, Inc. (a)(b)	5,180	249,469
Amicus Therapeutics, Inc. (a)	50,387	628,578
Anika Therapeutics, Inc. (a)	6,788	227,602
Apellis Pharmaceuticals, Inc. (a)	20,671	696,406
Applied Therapeutics, Inc. (a)(b)	2,464	112,161
Arcus Biosciences, Inc. (a)	10,554	330,868
Ardelyx, Inc. (a)	70,400	516,032
Arena Pharmaceuticals, Inc. (a)	10,036	599,852
Arrowhead Pharmaceuticals, Inc. (a)	21,137	681,457
Athenex, Inc. (a)(b)	16,769	182,279
Avid Bioservices, Inc. (a)	17,968	104,933
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	7,064	441,288
Biospecifics Technologies Corp. (a)	1,809	112,520
BioXcel Therapeutics, Inc. (a)	10,355	482,129
Blueprint Medicines Corp. (a)	11,075	721,426
Bridgebio Pharma, Inc. (b)	12,625	370,291
CareDx, Inc. (a)	3,534	113,512
Castle Biosciences, Inc. (b)	4,000	153,720
Catalyst Pharmaceutical Partners, Inc. (a)(b)	107,627	463,872
Cel-Sci Corp. (a)(b)	9,117	121,530
ChemoCentryx, Inc. (a)	6,823	425,687
Chimerix, Inc. (a)	123,512	385,357
Clovis Oncology, Inc. (a)(b)	46,219	319,835
Coherus BioSciences, Inc. (a)	34,059	634,860
Constellation Pharmaceuticals, Inc. (a)(b)	12,487	443,663
Cortexyme, Inc. (b)	5,688	262,160
Cue Biopharma, Inc. (a)	13,620	377,002
Cytokinetics, Inc. (a)	5,099	105,600
CytomX Therapeutics, Inc. (a)	11,322	100,313
Deciphera Pharmaceuticals, Inc. (a)	12,744	746,416
Denali Therapeutics, Inc. (a)(b)	4,646	129,298
Dicerna Pharmaceuticals, Inc. (a)	6,173	133,152
Eagle Pharmaceuticals, Inc. (a)	3,654	187,304
Editas Medicine, Inc. (a)(b)	5,229	141,549
Eidos Therapeutics, Inc. (a)(b)	4,207	205,764
Eiger Biopharmaceuticals, Inc. (a)	12,001	144,852
Emergent BioSolutions, Inc. (a)	16,642	1,389,441
Enanta Pharmaceuticals, Inc. (a)	1,496	77,029
Epizyme, Inc. (a)	32,513	570,603
Esperion Therapeutics, Inc. (a)(b)	2,242	94,994
Fate Therapeutics, Inc. (a)(b)	26,764	867,957
FibroGen, Inc. (a)	27,208	909,836
Flexion Therapeutics, Inc. (a)(b)	14,281	163,232
Global Blood Therapeutics, Inc. (a)	12,719	889,312
Halozyme Therapeutics, Inc. (a)(b)	51,082	1,239,760
Heron Therapeutics, Inc. (a)	11,504	209,603
IGM Biosciences, Inc. (a)(b)	5,163	334,459
ImmunoGen, Inc. (a)	125,956	589,474
Immunomedics, Inc. (a)	46,306	1,555,419
Inovio Pharmaceuticals, Inc. (a)(b)	24,269	357,968
Insmed, Inc. (a)	15,882	385,774
Intercept Pharmaceuticals, Inc. (a)(b)	4,714	340,634
Invitae Corp. (a)(b)	40,116	674,751
Iovance Biotherapeutics, Inc. (a)	41,667	1,337,094
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	23,336	227,059
Kadmon Holdings, Inc. (a)(b)	97,658	433,602
Karuna Therapeutics, Inc. (a)	4,207	394,869
Karyopharm Therapeutics, Inc. (a)(b)	26,000	480,740
Kindred Biosciences, Inc. (a)	42,380	181,810
Kodiak Sciences, Inc. (a)(b)	11,242	726,346
Krystal Biotech, Inc. (a)(b)	5,818	299,103
Kura Oncology, Inc. (a)	7,347	125,560
La Jolla Pharmaceutical Co. (a)	50,963	240,545
Lexicon Pharmaceuticals, Inc. (a)(b)	22,092	42,196
Ligand Pharmaceuticals, Inc. Class B (a)(b)	6,366	646,595
Macrogenics, Inc. (a)	4,741	91,217
Madrigal Pharmaceuticals, Inc. (a)	381	44,204
Mersana Therapeutics, Inc. (a)	30,178	683,230
Mirati Therapeutics, Inc. (a)	9,866	978,609
Molecular Templates, Inc. (a)	16,394	254,435
Momenta Pharmaceuticals, Inc. (a)	36,664	1,154,183
Mustang Bio, Inc. (a)	11,106	41,425
Myriad Genetics, Inc. (a)	22,434	325,966
Natera, Inc. (a)(b)	24,511	1,074,807
NextCure, Inc.	2,191	68,381
Novavax, Inc. (a)(b)	8,183	376,745
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	235,595	537,157
Organogenesis Holdings, Inc. Class A (a)	13,786	56,936
OvaScience, Inc. (a)	43,976	116,976
Oyster Point Pharma, Inc. (a)(b)	6,045	172,041
Pfenex, Inc. (a)	31,240	228,364
Pieris Pharmaceuticals, Inc. (a)	15,883	57,179
Portola Pharmaceuticals, Inc. (a)	24,393	437,854
Principia Biopharma, Inc. (a)	10,540	673,401
PTC Therapeutics, Inc. (a)	23,639	1,198,734
Puma Biotechnology, Inc. (a)(b)	27,858	284,430
Radius Health, Inc. (a)	26,839	339,782
RAPT Therapeutics, Inc. (a)	5,281	96,537
Recro Pharma, Inc. (a)	22,641	102,337
REGENXBIO, Inc. (a)	8,910	335,551
Repligen Corp. (a)	11,976	1,568,497
Retrophin, Inc. (a)	32,305	506,704
Rubius Therapeutics, Inc. (a)(b)	13,312	85,862
Sangamo Therapeutics, Inc. (a)	8,792	98,382
Syndax Pharmaceuticals, Inc. (a)	15,934	258,131
TCR2 Therapeutics, Inc. (a)	3,651	36,875
TG Therapeutics, Inc. (a)(b)	41,468	773,378
Turning Point Therapeutics, Inc. (a)(b)	3,648	252,624
Twist Bioscience Corp. (a)	1,499	56,887
Ultragenyx Pharmaceutical, Inc. (a)(b)	11,175	765,041
Veracyte, Inc. (a)	27,481	685,376
Vericel Corp. (a)	15,752	226,514
Viela Bio, Inc. (b)	2,526	118,469
Xbiotech, Inc. (a)(b)	17,770	248,247
Xencor, Inc. (a)	6,068	183,557
		48,105,400
Health Care Equipment & Supplies - 4.9%
Accelerate Diagnostics, Inc. (a)(b)	9,820	81,997
Cardiovascular Systems, Inc. (a)	57,789	2,237,590
Cerus Corp. (a)	65,745	408,934
ConforMis, Inc. (a)(b)	82,717	81,782
Haemonetics Corp. (a)(b)	33,585	3,683,603
Integer Holdings Corp. (a)(b)	31,936	2,528,692
Invacare Corp.	33,140	204,142
Lantheus Holdings, Inc. (a)	54,134	743,260
LeMaitre Vascular, Inc.	4,767	128,185
Meridian Bioscience, Inc. (a)	140,633	2,174,186
Nevro Corp. (a)	11,422	1,434,603
Novocure Ltd. (a)	27,358	1,844,750
Orthofix International NV (a)	20,680	704,774
RTI Biologics, Inc. (a)	16,768	45,609
Seaspine Holdings Corp. (a)	4,924	52,441
Senseonics Holdings, Inc. (a)(b)	50,481	23,559
Shockwave Medical, Inc. (a)	401	17,648
Sientra, Inc. (a)	125,700	487,716
SurModics, Inc. (a)	41,242	1,525,129
Tandem Diabetes Care, Inc. (a)	42,068	3,497,954
Wright Medical Group NV (a)	15,918	470,377
Zynex, Inc. (a)(b)	1,910	37,054
		22,413,985
Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)	18,460	3,545,243
Apollo Medical Holdings, Inc. (a)(b)	18,401	347,595
Corvel Corp. (a)	32,901	2,233,649
Magellan Health Services, Inc. (a)	14,585	1,093,729
National Healthcare Corp.	26,217	1,758,374
Patterson Companies, Inc.	20,061	395,001
PetIQ, Inc. Class A (a)(b)	10,644	326,558
Providence Service Corp. (a)	12,243	985,562
Select Medical Holdings Corp. (a)(b)	102,871	1,660,338
Tenet Healthcare Corp. (a)	82,686	1,799,247
		14,145,296
Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc. (a)	226,987	1,434,558
HealthStream, Inc. (a)	12,309	280,399
HMS Holdings Corp. (a)	55,510	1,734,132
Inovalon Holdings, Inc. Class A (a)	38,129	717,588
Nextgen Healthcare, Inc. (a)	162,396	1,675,927
Teladoc Health, Inc. (a)(b)	27,692	4,820,063
		10,662,667
Life Sciences Tools & Services - 0.8%
Fluidigm Corp. (a)	27,495	119,878
Luminex Corp.	22,350	696,426
Medpace Holdings, Inc. (a)	11,923	1,106,693
Nanostring Technologies, Inc. (a)	15,927	486,251
NeoGenomics, Inc. (a)	18,496	493,658
Syneos Health, Inc. (a)	13,049	795,859
		3,698,765
Pharmaceuticals - 1.7%
Akorn, Inc. (a)(b)	724,162	65,175
Amneal Pharmaceuticals, Inc. (a)(b)	74,743	363,998
Arvinas Holding Co. LLC (a)	1,898	63,146
Assertio Holdings, Inc. (a)	59,586	58,788
Axsome Therapeutics, Inc. (a)(b)	10,002	769,954
Baudax Bio, Inc. (a)(b)	3,168	13,464
Collegium Pharmaceutical, Inc. (a)(b)	20,760	457,758
Corcept Therapeutics, Inc. (a)(b)	10,103	152,959
Endo International PLC (a)	129,498	499,862
Evolus, Inc. (a)(b)	26,314	120,255
Innoviva, Inc. (a)	2,388	33,360
Intra-Cellular Therapies, Inc. (a)	4,764	99,472
Mallinckrodt PLC (a)(b)	50,898	143,532
MyoKardia, Inc. (a)	15,101	1,544,681
Pacira Biosciences, Inc. (a)	19,281	847,400
Phibro Animal Health Corp. Class A	9,226	241,721
Prestige Brands Holdings, Inc. (a)	12,376	522,267
Reata Pharmaceuticals, Inc. (a)(b)	7,195	1,045,577
Revance Therapeutics, Inc. (a)	2,889	60,380
Supernus Pharmaceuticals, Inc. (a)	8,212	198,073
Theravance Biopharma, Inc. (a)	5,556	140,289
Zogenix, Inc. (a)	3,743	109,034
		7,551,145

TOTAL HEALTH CARE		106,577,258

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AAR Corp.	76,586	1,544,740
Aerojet Rocketdyne Holdings, Inc. (a)	2,300	100,855
Astronics Corp. (a)	33,572	306,512
Axon Enterprise, Inc. (a)	10,646	808,670
Maxar Technologies, Inc.	11,508	173,426
Moog, Inc. Class A	40,776	2,213,729
Parsons Corp.	61,147	2,486,237
Vectrus, Inc. (a)	6,008	329,959
		7,964,128
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	3,785	147,842
Building Products - 2.1%
Advanced Drain Systems, Inc.	23,895	1,059,504
Builders FirstSource, Inc. (a)	6,582	136,971
Gibraltar Industries, Inc. (a)	10,714	471,523
Griffon Corp.	3,519	59,119
NCI Building Systems, Inc. (a)	22,180	120,216
Quanex Building Products Corp.	68,436	848,606
Simpson Manufacturing Co. Ltd.	10,780	863,047
Trex Co., Inc. (a)(b)	26,141	3,140,057
Ufp Industries, Inc.	63,640	2,910,257
		9,609,300
Commercial Services & Supplies - 2.1%
ADS Waste Holdings, Inc. (a)	4,076	127,090
Brady Corp. Class A	44,141	2,256,929
Deluxe Corp. (b)	44,472	1,037,532
Kimball International, Inc. Class B	150,809	1,687,553
Knoll, Inc.	40,553	428,240
Tetra Tech, Inc.	15,688	1,237,783
UniFirst Corp. (b)	14,765	2,654,747
VSE Corp.	3,099	80,574
		9,510,448
Construction & Engineering - 0.9%
Comfort Systems U.S.A., Inc. (b)	5,238	193,806
EMCOR Group, Inc.	48,208	3,063,618
Great Lakes Dredge & Dock Corp. (a)	63,011	584,112
Primoris Services Corp.	14,944	249,415
		4,090,951
Electrical Equipment - 3.1%
Atkore International Group, Inc. (a)	83,289	2,235,477
AZZ, Inc.	27,211	861,500
Encore Wire Corp.	47,961	2,316,037
EnerSys	48,529	3,071,886
Generac Holdings, Inc. (a)	30,115	3,350,896
Powell Industries, Inc.	56,819	1,511,385
Preformed Line Products Co.	11,772	584,244
Thermon Group Holdings, Inc. (a)	2,795	44,804
		13,976,229
Machinery - 1.3%
Albany International Corp. Class A	3,245	195,674
Chart Industries, Inc. (a)	5,873	230,515
CIRCOR International, Inc. (a)	11,318	181,993
Columbus McKinnon Corp. (NY Shares)	2,025	61,580
Evoqua Water Technologies Corp. (a)	40,437	760,620
Gorman-Rupp Co.	4,738	145,267
Hillenbrand, Inc.	39,840	1,025,482
Hurco Companies, Inc.	18,986	593,502
Lydall, Inc. (a)	3,471	37,556
Mueller Industries, Inc. (b)	17,872	478,612
Park-Ohio Holdings Corp.	4,093	59,717
Proto Labs, Inc. (a)	3,096	391,180
Rexnord Corp.	49,203	1,481,010
Watts Water Technologies, Inc. Class A	3,206	266,611
		5,909,319
Marine - 0.1%
Costamare, Inc. (b)	56,739	260,999
Professional Services - 1.5%
Barrett Business Services, Inc.	5,024	254,717
CRA International, Inc.	5,220	210,836
Heidrick & Struggles International, Inc.	61,980	1,374,716
Kforce, Inc.	59,799	1,805,930
Korn Ferry	13,026	394,167
Resources Connection, Inc.	174,759	1,920,601
TriNet Group, Inc. (a)	18,274	981,862
		6,942,829
Road & Rail - 0.5%
ArcBest Corp.	17,945	401,789
Heartland Express, Inc.	21,552	471,989
Marten Transport Ltd.	56,120	1,436,111
		2,309,889
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	29,483	1,710,014
BMC Stock Holdings, Inc. (a)	14,880	389,410
GMS, Inc. (a)	28,453	583,002
Herc Holdings, Inc. (a)	9,616	274,056
Rush Enterprises, Inc. Class A	61,415	2,556,092
Systemax, Inc.	34,902	732,593
		6,245,167

TOTAL INDUSTRIALS		66,967,101

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	1,943	131,153
Calix Networks, Inc. (a)	199,579	2,814,064
Comtech Telecommunications Corp. (b)	4,719	84,045
Digi International, Inc. (a)	21,763	242,222
Inseego Corp. (a)(b)	32,147	341,401
Plantronics, Inc.	4,303	56,068
Tessco Technologies, Inc.	1,256	6,682
		3,675,635
Electronic Equipment & Components - 2.3%
Anixter International, Inc. (a)	2,039	195,153
Badger Meter, Inc. (b)	24,962	1,527,425
ePlus, Inc. (a)	6,682	492,530
Insight Enterprises, Inc. (a)	41,724	2,138,772
Itron, Inc. (a)	1,190	76,660
Kimball Electronics, Inc. (a)	56,019	794,910
Methode Electronics, Inc. Class A	32,352	1,014,235
PC Connection, Inc.	44,953	1,945,566
Sanmina Corp. (a)	20,109	535,100
ScanSource, Inc. (a)	40,270	992,656
Tech Data Corp. (a)	5,606	763,761
		10,476,768
IT Services - 1.8%
Brightcove, Inc. (a)	8,099	65,035
CSG Systems International, Inc.	7,144	338,268
EVERTEC, Inc. (b)	93,533	2,723,681
Limelight Networks, Inc. (a)	114,322	564,751
Liveramp Holdings, Inc. (a)	19,587	987,772
ManTech International Corp. Class A	8,539	663,822
Perspecta, Inc.	60,810	1,348,158
Sykes Enterprises, Inc. (a)	51,010	1,390,533
		8,082,020
Semiconductors & Semiconductor Equipment - 5.1%
Ambarella, Inc. (a)	28,903	1,639,956
Amkor Technology, Inc. (a)	130,891	1,384,827
Cirrus Logic, Inc. (a)	41,234	2,988,640
Diodes, Inc. (a)	28,112	1,367,368
Enphase Energy, Inc. (a)	16,852	980,618
FormFactor, Inc. (a)	31,212	785,606
Inphi Corp. (a)	18,899	2,375,037
Lattice Semiconductor Corp. (a)	94,920	2,360,660
NeoPhotonics Corp. (a)	108,916	944,302
Photronics, Inc. (a)	13,433	161,062
Power Integrations, Inc.	23,174	2,510,903
Rambus, Inc. (a)	12,248	190,334
Silicon Laboratories, Inc. (a)	30,668	2,872,365
Synaptics, Inc. (a)	37,051	2,360,890
Ultra Clean Holdings, Inc. (a)	13,725	284,519
Veeco Instruments, Inc. (a)	2,778	32,614
		23,239,701
Software - 5.1%
Agilysys, Inc. (a)	89,601	1,723,027
AppFolio, Inc. (a)(b)	6,494	1,029,364
BlackLine, Inc. (a)	31,281	2,324,178
Box, Inc. Class A (a)	165,977	3,316,220
CommVault Systems, Inc. (a)	60,481	2,447,061
Cornerstone OnDemand, Inc. (a)	35,656	1,378,104
Digital Turbine, Inc. (a)	153,752	987,088
Ebix, Inc.	4,920	110,257
Everbridge, Inc. (a)(b)	8,731	1,276,996
MobileIron, Inc. (a)	277,659	1,255,019
Progress Software Corp.	69,818	2,820,647
Q2 Holdings, Inc. (a)	28,819	2,381,026
Rimini Street, Inc. (a)	972	4,481
SPS Commerce, Inc. (a)	26,387	1,798,538
Tenable Holdings, Inc. (a)	9,049	282,962
Verint Systems, Inc. (a)	5,124	237,600
		23,372,568
Technology Hardware, Storage & Peripherals - 0.3%
Astro-Med, Inc.	695	4,469
Avid Technology, Inc. (a)(b)	180,433	1,273,857
		1,278,326

TOTAL INFORMATION TECHNOLOGY		70,125,018

MATERIALS - 3.6%
Chemicals - 1.0%
FutureFuel Corp.	67,862	887,635
Hawkins, Inc.	1,345	57,701
PolyOne Corp.	44,136	1,093,690
Stepan Co.	24,757	2,405,390
Tronox Holdings PLC	34,702	230,421
		4,674,837
Construction Materials - 0.4%
Forterra, Inc. (a)	188,528	1,662,817
Containers & Packaging - 0.4%
Myers Industries, Inc.	148,883	2,026,298
Metals & Mining - 1.2%
Coeur d'Alene Mines Corp. (a)	72,275	415,581
Commercial Metals Co.	89,270	1,531,873
Gold Resource Corp. (b)	16,856	65,738
Hecla Mining Co.	128,452	426,461
Materion Corp.	7,685	403,463
Novagold Resources, Inc. (a)	56,794	544,077
Schnitzer Steel Industries, Inc. Class A	2,414	37,900
Worthington Industries, Inc.	72,364	2,165,131
		5,590,224
Paper & Forest Products - 0.6%
Boise Cascade Co.	50,248	1,709,939
Schweitzer-Mauduit International, Inc.	30,999	942,060
		2,651,999

TOTAL MATERIALS		16,606,175

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Agree Realty Corp.	3,647	228,922
American Assets Trust, Inc.	75,635	1,979,368
Braemar Hotels & Resorts, Inc.	9,239	31,413
CatchMark Timber Trust, Inc.	14,641	114,932
Clipper Realty, Inc.	2,333	17,218
CoreCivic, Inc.	177,789	2,138,802
EastGroup Properties, Inc.	12,541	1,457,891
Essential Properties Realty Trust, Inc.	27,099	369,630
Farmland Partners, Inc.	17,720	122,268
Four Corners Property Trust, Inc.	28,689	620,256
Franklin Street Properties Corp.	7,870	42,026
Gladstone Land Corp.	10,062	145,899
Healthcare Realty Trust, Inc.	13,600	417,520
Kite Realty Group Trust	34,894	338,472
National Storage Affiliates Trust	50,730	1,522,407
New Senior Investment Group, Inc.	45,592	132,217
Piedmont Office Realty Trust, Inc. Class A	12,284	204,897
PS Business Parks, Inc.	20,922	2,796,016
Rexford Industrial Realty, Inc.	6,876	273,665
RLJ Lodging Trust	87,487	901,991
Safety Income and Growth, Inc.	9,023	494,370
Senior Housing Properties Trust (SBI)	262,014	938,010
Sunstone Hotel Investors, Inc.	93,594	828,307
Terreno Realty Corp.	13,055	668,285
The GEO Group, Inc.	106,130	1,271,437
		18,056,219
Real Estate Management & Development - 1.1%
Gyrodyne LLC (a)	310	4,988
Kennedy-Wilson Holdings, Inc. (b)	59,326	831,751
Marcus & Millichap, Inc. (a)	35,788	986,675
Maui Land & Pineapple, Inc. (a)	809	8,503
Newmark Group, Inc.	274,394	1,166,175
RE/MAX Holdings, Inc.	17,652	494,079
The RMR Group, Inc.	60,303	1,625,769
		5,117,940

TOTAL REAL ESTATE		23,174,159

UTILITIES - 3.3%
Electric Utilities - 1.5%
Allete, Inc.	31,140	1,828,852
El Paso Electric Co.	2,651	180,188
MGE Energy, Inc.	2,548	172,984
Otter Tail Corp.	22,181	951,787
PNM Resources, Inc. (b)	6,143	250,757
Portland General Electric Co.	63,690	3,000,436
Spark Energy, Inc. Class A,	27,731	227,949
		6,612,953
Gas Utilities - 0.2%
New Jersey Resources Corp. (b)	17,531	615,689
South Jersey Industries, Inc. (b)	8,810	249,852
Southwest Gas Holdings, Inc. (b)	1,105	83,925
		949,466
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	94,379	198,196
Clearway Energy, Inc. Class A	109,323	2,218,164
Ormat Technologies, Inc.	535	38,953
Sunnova Energy International, Inc. (b)	1,986	29,790
		2,485,103
Multi-Utilities - 0.4%
Avista Corp.	31,506	1,234,090
Black Hills Corp.	6,407	395,376
NorthWestern Energy Corp.	1,681	101,062
		1,730,528
Water Utilities - 0.7%
American States Water Co.	10,391	852,166
Artesian Resources Corp. Class A	732	25,701
Cadiz, Inc. (a)(b)	1,159	12,830
California Water Service Group (b)	15,729	739,263
Consolidated Water Co., Inc.	8,871	131,557
Middlesex Water Co.	15,437	1,047,555
York Water Co.	5,554	246,598
		3,055,670

TOTAL UTILITIES		14,833,720

TOTAL COMMON STOCKS
(Cost $436,158,216)		447,228,647

Money Market Funds - 10.5%
Fidelity Cash Central Fund 0.11% (d)	5,079,543	5,080,559
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	42,518,441	42,522,693
TOTAL MONEY MARKET FUNDS
(Cost $47,600,518)		47,603,252
TOTAL INVESTMENT IN SECURITIES - 109.0%
(Cost $483,758,734)		494,831,899
NET OTHER ASSETS (LIABILITIES) - (9.0)%(f)		(41,055,993)
NET ASSETS - 100%		$453,775,906

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	93	June 2020	$6,476,520	$1,265,309	$1,265,309

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $601,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,380
Fidelity Securities Lending Cash Central Fund	66,364
Total	$69,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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